Schedule of Investments (unaudited) March 31, 2024	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group Ltd., Class DI	37,512	$1,084,620
Fortescue Ltd.	3,944	66,003
Glencore PLC	124,113	681,077

		1,831,700

Austria — 0.1%
BAWAG Group AG (a)	4,104	259,748

Belgium — 0.0%
Sofina SA	315	70,639

Brazil — 0.8%
Ambev SA	188,298	468,924
B3 SA - Brasil Bolsa Balcao	9,077	21,700
BRF SA (b)	11,348	36,926
Cia Brasileira de Aluminio	76,829	62,500
Cia Siderurgica Nacional SA	18,083	56,606
Cielo SA	43,923	47,291
Cogna Educacao SA (b)	991,983	466,778
Cosan SA	3,800	12,274
CPFL Energia SA	12,233	84,905
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,802	23,879
EcoRodovias Infraestrutura e Logistica SA	46,355	75,327
Iguatemi SA	3,121	14,505
Magazine Luiza SA (b)	328,095	117,751
Marfrig Global Foods SA (b)	272,535	560,242
Movida Participacoes SA	7,740	13,118
Natura & Co. Holding SA	10,475	37,344
NU Holdings Ltd./Cayman Islands, Class A (b)	45,349	541,014
Pagseguro Digital Ltd., Class A (b)	1,296	18,507
Telefonica Brasil SA	2,199	22,185
Ultrapar Participacoes SA	65,296	370,654
Vale SA	7,647	92,748

		3,145,178

Canada — 1.1%
Alamos Gold, Inc., Class A	1,211	17,854
Barrick Gold Corp.	47,146	784,171
Bombardier, Inc., Class B (b)	955	40,998
Brookfield Corp., Class A	12,335	516,148
Canadian Natural Resources Ltd.	11,559	881,763
FirstService Corp.	1,340	221,841
Gildan Activewear, Inc., Class A	477	17,702
Kinross Gold Corp.	937	5,748
Shopify, Inc., Class A (b)	8,982	692,938
Stantec, Inc.	3,568	296,229
Teck Resources Ltd., Class B (b)	7,184	328,824
Tricon Residential, Inc.	20,509	228,626

		4,032,842

China — 2.9%
360 Security Technology, Inc., Class A (b)	31,500	38,431
3SBio, Inc. (a)	20,000	15,300
Alibaba Group Holding Ltd.	68,900	623,051
Aluminum Corp. of China Ltd., Class H	36,000	22,923
ANTA Sports Products Ltd.	22,600	240,980
Baidu, Inc., Class A (b)	5,080	66,876
Baoshan Iron & Steel Co. Ltd., Class A	109,200	97,364
BeiGene Ltd. (b)	900	10,828
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	160,100	110,063
Bilibili, Inc., Class Z (b)	3,720	42,198
BOC Hong Kong Holdings Ltd.	103,500	277,513

Security	Shares	Value

China (continued)
BOE Technology Group Co. Ltd., Class A	3,480,000	$1,932,012
China Eastern Airlines Corp. Ltd., Class A (b)	277,500	139,573
China Merchants Securities Co. Ltd., Class A	9,800	18,680
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	59,585	79,294
China Overseas Land & Investment Ltd.	11,500	16,597
China Resources Land Ltd.	6,000	19,035
Dongxing Securities Co. Ltd., Class A	18,600	20,228
Great Wall Motor Co. Ltd., Class H	17,500	19,495
Huadian Power International Corp. Ltd., Class H	100,000	53,533
Huatai Securities Co. Ltd., Class A	73,000	139,075
Innovent Biologics, Inc. (a)(b)	5,000	24,125
Kweichow Moutai Co. Ltd., Class A	800	187,672
Lenovo Group Ltd.	158,000	183,059
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (b)	45,000	31,063
NetEase, Inc.	14,810	306,887
New Oriental Education & Technology Group, Inc. (b)	6,600	57,683
Offcn Education Technology Co. Ltd., Class A (b)	124,400	51,229
OFILM Group Co. Ltd., Class A (b)	618,700	857,046
Oriental Pearl Group Co. Ltd., Class A	180,600	180,393
Ping An Insurance Group Co. of China Ltd., Class H	126,500	537,079
SAIC Motor Corp. Ltd., Class A	132,300	272,499
Seazen Holdings Co. Ltd., Class A (b)	73,500	99,365
Shanghai Electric Group Co. Ltd., Class A (b)	602,196	348,433
Shenwan Hongyuan Group Co. Ltd., Class A	292,501	178,081
Shenzhen Goodix Technology Co. Ltd., Class A (b)	14,400	115,292
Shenzhen Overseas Chinese Town Co. Ltd., Class A (b)	638,400	241,028
Silergy Corp.	9,000	92,068
Sinotruk Hong Kong Ltd.	18,000	44,201
Tencent Holdings Ltd.	71,100	2,769,340
Vipshop Holdings Ltd., ADR	1,963	32,488
Wanda Film Holding Co. Ltd., Class A (b)	21,000	44,057
Weichai Power Co. Ltd., Class A	11,500	25,830
Yadea Group Holdings Ltd. (a)	58,000	94,109
Yuexiu Property Co. Ltd.	23,600	13,022
Yutong Bus Co. Ltd., Class A	7,500	19,395
Zhejiang Century Huatong Group Co. Ltd., Class A (b)	113,800	74,589
Zijin Mining Group Co. Ltd., Class H	80,000	160,272

		11,023,354

Denmark — 1.8%
DSV A/S	1,656	269,190
Genmab A/S (b)	959	287,536
Novo Nordisk A/S, Class B	49,555	6,356,586

		6,913,312

France — 0.8%
Danone SA	2,713	175,382
Eiffage SA	7,154	811,923
Hermes International SCA	499	1,275,334
Legrand SA	2,708	286,768
Rexel SA	17,418	470,509
Worldline SA/France (a)(b)	1,270	15,712

		3,035,628

Germany — 2.6%
Bayer AG, Class N, Registered Shares	7,184	220,007
Bayerische Motoren Werke AG	8,490	979,566
Deutsche Lufthansa AG, Registered Shares (b)	10,007	78,648
Deutsche Telekom AG, Class N, Registered Shares	130,062	3,157,188
Jenoptik AG	4	124
SAP SE	3,633	707,414

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Scout24 SE (a)	1,402	$105,624
Siemens AG, Class N, Registered Shares	22,904	4,373,264
Siemens Energy AG (b)	16,911	310,380

		9,932,215

Greece — 0.0%
Star Bulk Carriers Corp.	1,682	40,149

Hong Kong — 0.4%
AIA Group Ltd.	146,400	984,771
CK Asset Holdings Ltd.	24,000	98,896
Jardine Matheson Holdings Ltd.	3,900	145,476
Swire Properties Ltd.	24,600	51,744
Wharf Real Estate Investment Co. Ltd.	9,000	29,303

		1,310,190

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	11,882	96,353

India — 1.2%
Alkem Laboratories Ltd.	2,269	134,579
Asian Paints Ltd.	1,148	39,178
Bajaj Finance Ltd.	843	73,610
BEML Ltd., (Acquired 01/23/24, Cost: $35,482) (c)	916	35,082
Birlasoft Ltd.	41,120	367,394
Cholamandalam Investment and Finance Co. Ltd.	2,059	28,672
Cummins India Ltd.	885	31,949
Dixon Technologies India Ltd.	2,294	206,662
DLF Ltd.	30,216	326,015
GMR Airports Infrastructure Ltd. (b)	130,001	127,560
HCL Technologies Ltd.	8,718	162,090
HDFC Bank Ltd.	29,605	516,240
ICICI Bank Ltd.	6,889	90,822
ICICI Prudential Life Insurance Co. Ltd. (a)	8,461	61,862
Jyothy Labs Ltd.	2,405	12,724
Kotak Mahindra Bank Ltd.	19,485	418,616
KPIT Technologies Ltd.	3,988	71,377
L&T Finance Holdings Ltd.	25,107	47,773
Larsen & Toubro Ltd.	7,641	345,597
Lupin Ltd.	8,139	157,989
MakeMyTrip Ltd. (b)	5,832	414,364
Polycab India Ltd.	523	31,849
Power Finance Corp. Ltd.	29,843	140,019
Prestige Estates Projects Ltd.	546	7,680
REC Ltd.	3,654	19,834
ReNew Energy Global PLC, Class A (b)	2,618	15,708
SBI Life Insurance Co. Ltd. (a)	19,139	345,588
Solar Industries India Ltd.	253	26,721
Strides Pharma Science Ltd.	3,516	33,081
Trent Ltd.	5,985	284,082
Zydus Lifesciences Ltd.	3,438	41,629

		4,616,346

Ireland — 0.0%
Kingspan Group PLC (b)	1,600	145,722

Israel(b) — 0.3%
Check Point Software Technologies Ltd.	1,825	299,318
Teva Pharmaceutical Industries Ltd., ADR	2,060	29,067
Wix.com Ltd.	6,753	928,402

		1,256,787

Italy — 1.0%
A2A SpA	17,496	31,562
Assicurazioni Generali SpA	8,098	204,988

Security	Shares	Value

Italy (continued)
Banca Monte dei Paschi di Siena SpA (b)	23,839	$108,117
Enel SpA	6,429	42,441
Eni SpA	11,481	181,791
Ferrari NV	933	406,821
Mediobanca Banca di Credito Finanziario SpA	5,330	79,425
Moncler SpA	361	26,938
Recordati Industria Chimica e Farmaceutica SpA	1,802	99,502
Saipem SpA (b)	124,151	303,273
UniCredit SpA	65,262	2,478,604

		3,963,462

Japan — 7.1%
Aeon Co. Ltd.	4,100	97,260
Amada Co. Ltd.	24,600	281,725
ANA Holdings, Inc.	17,400	363,647
Asahi Kasei Corp.	6,400	46,933
Astellas Pharma, Inc.	11,100	119,244
Central Japan Railway Co.	61,800	1,534,823
Credit Saison Co. Ltd.	2,300	47,442
Daiichi Sankyo Co. Ltd.	35,900	1,142,298
Daito Trust Construction Co. Ltd.	700	79,858
Daiwa House Industry Co. Ltd.	8,400	250,029
ENEOS Holdings, Inc.	150,200	723,641
Fast Retailing Co. Ltd.	700	216,878
GMO Payment Gateway, Inc.	6,900	446,886
Hitachi Ltd.	7,700	703,629
Hulic Co. Ltd.	1,900	19,514
Idemitsu Kosan Co. Ltd.	22,400	153,577
ITOCHU Corp.	19,600	842,008
Japan Post Holdings Co. Ltd.	170,000	1,712,771
JGC Holdings Corp.	2,200	21,571
Kakaku.com, Inc.	15,800	191,676
Koito Manufacturing Co. Ltd.	15,700	211,630
Komatsu Ltd.	30,600	905,478
Kubota Corp.	5,800	91,000
Kurita Water Industries Ltd.	3,000	124,380
Kyowa Kirin Co. Ltd.	12,400	223,090
Makita Corp.	3,600	102,314
Mitsubishi Chemical Group Corp.	47,300	288,259
Mitsubishi Corp.	35,000	808,893
Mitsubishi Electric Corp.	2,400	40,173
Mitsubishi Estate Co. Ltd.	5,100	93,055
Mitsubishi UFJ Financial Group, Inc.	98,000	997,061
Mitsui & Co. Ltd.	19,200	897,630
Mitsui Fudosan Co. Ltd.	93,300	1,015,403
Mizuho Financial Group, Inc.	40,900	808,810
Nexon Co. Ltd.	900	14,959
NIDEC, CORP.	21,600	895,736
Nikon Corp.	4,100	41,502
Nintendo Co., Ltd.	11,600	632,950
Nisshin Seifun Group, Inc.	2,700	37,200
Obic Co. Ltd.	300	45,315
Ono Pharmaceutical Co. Ltd.	17,200	281,821
Oriental Land Co. Ltd./Japan	20,100	643,918
Otsuka Holdings Co. Ltd.	7,500	311,537
Pan Pacific International Holdings Corp.	24,800	657,242
Panasonic Holdings Corp.	21,000	200,419
Park24 Co. Ltd. (b)	6,100	72,035
Rakuten Group, Inc. (b)	2,900	16,461
Recruit Holdings Co. Ltd.	24,000	1,063,337
SCREEN Holdings Co. Ltd.	1,600	207,448
Seibu Holdings, Inc.	900	14,067

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	9,200	$209,555
Shimadzu Corp.	3,700	103,060
Shionogi & Co. Ltd.	10,300	526,348
Skylark Holdings Co. Ltd.	17,100	270,963
SoftBank Corp.	15,000	193,124
SoftBank Group Corp.	5,300	314,742
Subaru Corp.	1,600	36,237
Sumitomo Corp.	8,100	195,112
Sumitomo Electric Industries Ltd.	2,800	43,387
Sumitomo Metal Mining Co. Ltd.	1,500	44,791
Sumitomo Mitsui Financial Group, Inc.	33,800	1,976,377
Sumitomo Mitsui Trust Holdings, Inc.	7,600	163,754
Sumitomo Realty & Development Co. Ltd.	1,000	38,294
Terumo Corp.	1,200	21,958
Tokio Marine Holdings, Inc.	3,700	115,981
Tokyo Electron Ltd.	7,600	1,979,413

		26,971,629

Luxembourg — 0.5%
ArcelorMittal SA (b)	71,747	1,972,118
SES SA	17	113

		1,972,231

Malaysia — 0.2%
CIMB Group Holdings Bhd	161,100	223,164
Press Metal Aluminium Holdings Bhd	88,300	86,938
Public Bank Bhd	91,700	81,597
Telekom Malaysia Bhd	66,100	83,985
YTL Corp. Bhd	447,000	246,556
YTL Power International Bhd	31,800	25,429

		747,669

Mexico — 0.1%
Orbia Advance Corp. SAB de CV	4,504	9,425
Southern Copper Corp.	3,908	416,280

		425,705

Netherlands — 0.6%
ABN AMRO Bank NV (a)	12,665	216,727
Aegon Ltd.	98,704	602,176
ASML Holding NV	412	399,418
NN Group NV	5,745	265,218
Shell PLC	19,431	644,710
Wereldhave NV	1	16
Wolters Kluwer NV, Class C	111	17,381

		2,145,646

Norway — 0.0%
Aker BP ASA	3,568	89,491
Equinor ASA	1,976	52,985
Norsk Hydro ASA	3,017	16,580

		159,056

Poland — 0.0%
KGHM Polska Miedz SA	2,642	75,454
PGE Polska Grupa Energetyczna SA (b)	9,153	16,491
Powszechna Kasa Oszczednosci Bank Polski SA	1,241	18,413
Powszechny Zaklad Ubezpieczen SA	2,083	25,441

		135,799

Russia(b)(d) — 0.0%
Alrosa PJSC	18,331	2
Gazprom PJSC	16,740	2
LUKOIL PJSC	2,916	—

Security	Shares	Value

Russia (continued)
MMC Norilsk Nickel PJSC	433	$—
Mobile TeleSystems PJSC	3,760	—
Novatek PJSC	5,450	1
Tatneft PJSC	9,355	1

		6

Saudi Arabia — 0.2%
Al Rajhi Bank	15,124	335,278
Aldrees Petroleum and Transport Services Co.	348	15,898
Dar Al Arkan Real Estate Development Co. (b)	9,526	35,107
Leejam Sports Co. JSC	1,088	63,299
Rabigh Refining & Petrochemical Co. (b)	48,477	95,754
Saudi Arabian Mining Co. (b)	5,222	70,314
Saudi Kayan Petrochemical Co. (b)	28,344	68,167

		683,817

Singapore — 0.1%
DBS Group Holdings Ltd.	2,600	69,388
Jardine Cycle & Carriage Ltd.	1,300	23,276
Singapore Airlines Ltd.	22,100	104,743
United Overseas Bank Ltd.	2,800	60,872

		258,279

South Africa — 0.1%
Anglo American PLC	17,363	427,567
Foschini Group Ltd.	10,588	55,651
Pepkor Holdings Ltd. (a)	19,777	19,704
Woolworths Holdings Ltd./South Africa	11,824	36,964

		539,886

South Korea — 0.6%
Celltrion, Inc.	704	96,136
CJ Logistics Corp.	2,183	194,149
Coupang, Inc., Class A (b)	8,276	147,230
Doosan Co. Ltd. (b)	1,231	138,431
HL Mando Co. Ltd.	2,247	56,946
Hotel Shilla Co. Ltd.	334	15,032
Hugel, Inc. (b)	97	13,905
Hyundai Mobis Co. Ltd.	133	25,820
KB Financial Group, Inc.	738	38,566
KCC Corp.	525	103,234
Kia Corp.	2,807	233,288
Korea Electric Power Corp. (b)	1,416	23,284
LG Chem Ltd.	1,084	354,799
LG Display Co. Ltd. (b)	19,270	151,488
LG H&H Co. Ltd.	110	31,600
NAVER Corp.	2,385	331,342
NCSoft Corp.	99	15,145
POSCO Holdings, Inc.	467	146,277
Samsung Engineering Co. Ltd. (b)	1,065	19,949
Samsung SDI Co. Ltd.	182	64,547
SK, Inc.	315	42,731

		2,243,899

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	49,716	592,042
Banco de Sabadell SA	60,934	95,860
Banco Santander SA	36,126	176,455
Industria de Diseno Textil SA	33,078	1,665,685
Repsol SA	78,514	1,310,493

		3,840,535

Sweden — 0.1%
Castellum AB (b)	5	66

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Intrum AB (e)	6	$14
Investor AB, Class B	18,549	465,474
Pandox AB	6	101

		465,655

Switzerland — 1.5%
ABB Ltd., Class N, Registered Shares	40,408	1,874,539
Avolta AG, Class N, Registered Shares (b)	3,421	142,441
Chocoladefabriken Lindt & Spruengli AG	12	143,626
Novartis AG, Class N, Registered Shares	36,794	3,563,808

		5,724,414

Taiwan — 2.5%
Alchip Technologies Ltd.	1,000	98,956
Asustek Computer, Inc.	3,000	39,715
AUO Corp.	884,000	499,760
Chicony Electronics Co. Ltd.	13,000	89,906
China Steel Corp.	22,000	16,360
Elan Microelectronics Corp.	39,000	195,593
FocalTech Systems Co. Ltd.	12,000	35,456
Fortune Electric Co. Ltd.	4,000	83,725
Hon Hai Precision Industry Co. Ltd.	21,000	98,427
Innolux Corp.	627,300	297,948
Largan Precision Co. Ltd.	1,000	75,908
Makalot Industrial Co. Ltd.	2,000	22,841
MediaTek, Inc.	80,354	3,000,392
Novatek Microelectronics Corp.	7,000	128,869
Phison Electronics Corp.	19,000	409,808
Quanta Computer, Inc.	5,000	43,785
Realtek Semiconductor Corp.	19,000	330,870
Taiwan High Speed Rail Corp.	16,000	15,073
Taiwan Semiconductor Manufacturing Co. Ltd.	149,000	3,626,822
Uni-President Enterprises Corp.	21,000	50,113
Visual Photonics Epitaxy Co. Ltd.	4,000	21,013
Win Semiconductors Corp.	53,000	241,015

		9,422,355

Thailand — 0.0%
JMT Network Services PCL	12,400	7,579
True Corp. PCL, NVDR (b)	227,700	48,111

		55,690

Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS, Class A, Registered Shares (b)	154,741	201,596
KOC Holding A/S, Class A	14,937	93,973
Migros Ticaret A/S, Class A	13,831	174,649
Sok Marketler Ticaret A/S	12,821	22,955
Tofas Turk Otomobil Fabrikasi A/S, Class A	4,207	35,460
Turk Hava Yollari AO, Class A (b)	8,950	82,426
Turkcell Iletisim Hizmetleri A/S, Class A	195,445	413,493

		1,024,552

United Kingdom — 1.8%
Aviva PLC	46,626	292,564
Babcock International Group PLC	5	33
BP PLC	32,636	204,739
British Land Co. PLC	11,852	59,129
CK Hutchison Holdings Ltd.	44,500	214,163
Direct Line Insurance Group PLC (b)	23,450	57,730
Dunelm Group PLC	8	115
easyJet PLC	15,079	108,538
Informa PLC	173,674	1,822,189
Land Securities Group PLC	1,815	15,075

Security	Shares	Value

United Kingdom (continued)
M&G PLC	201,226	$560,081
Marks & Spencer Group PLC	50,426	168,870
Melrose Industries PLC	22,248	188,905
RELX PLC	7,013	302,439
Rightmove PLC	65,385	453,200
Rolls-Royce Holdings PLC (b)	92,319	496,710
Smiths Group PLC	25,059	519,436
TechnipFMC PLC	6,409	160,930
Tesco PLC	340,125	1,273,928

		6,898,774

United States — 67.4%
A O Smith Corp.	946	84,629
Abbott Laboratories	2,067	234,935
AbbVie, Inc.	9,928	1,807,889
Adobe, Inc. (b)	6,082	3,068,977
Advanced Drainage Systems, Inc.	792	136,414
AECOM	14,301	1,402,642
Akamai Technologies, Inc. (b)	5,771	627,654
Alkermes PLC (b)	3,459	93,635
Alphabet, Inc., Class A (b)	26,264	3,964,026
Alphabet, Inc., Class C (b)	28,808	4,386,306
Amazon.com, Inc. (b)	71,261	12,854,059
Amdocs Ltd.	1,472	133,025
American International Group, Inc.	778	60,816
American Tower Corp.	1,529	302,115
AMETEK, Inc.	9,261	1,693,837
Amgen, Inc.	2,102	597,641
Aon PLC, Class A	7,287	2,431,818
Apple, Inc.	100,400	17,216,592
Applied Materials, Inc.	19,950	4,114,288
Arch Capital Group Ltd. (b)	3,017	278,891
Arrow Electronics, Inc. (b)	4,463	577,780
AutoZone, Inc. (b)	61	192,251
Baker Hughes Co., Class A	14,594	488,899
Bank of America Corp.	94,631	3,588,408
Berkshire Hathaway, Inc., Class B (b)	10,642	4,475,174
Biogen, Inc. (b)	66	14,232
Block, Inc., Class A (b)	14,415	1,219,221
Booking Holdings, Inc.	195	707,437
Box, Inc., Class A (b)	9,663	273,656
Bristol-Myers Squibb Co.	32,161	1,744,091
BRP, Inc.	770	51,701
Builders FirstSource, Inc. (b)	5,948	1,240,455
Bunge Global SA	4,558	467,286
CACI International, Inc., Class A (b)	1,035	392,089
Cadence Design Systems, Inc. (b)	4,550	1,416,324
Cardinal Health, Inc.	1,471	164,605
Caterpillar, Inc.	985	360,934
CBRE Group, Inc., Class A (b)	2,479	241,058
Cencora, Inc.	836	203,140
Centene Corp. (b)	4,075	319,806
Cintas Corp.	169	116,108
Cirrus Logic, Inc. (b)	2,238	207,149
Citigroup, Inc.	54,930	3,473,773
Coca-Cola Co.	15,185	929,018
Colgate-Palmolive Co.	7,925	713,646
Comcast Corp., Class A	6,690	290,012
ConocoPhillips	11,148	1,418,917
Costco Wholesale Corp.	4,161	3,048,473
CRH PLC	1,228	105,989
CSL Ltd.	1,637	307,146

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Curtiss-Wright Corp.	2,826	$723,286
CyberArk Software Ltd. (b)	1,724	457,946
D.R. Horton, Inc.	22,695	3,734,462
Deckers Outdoor Corp. (b)	92	86,596
Dell Technologies, Inc., Class C	6,701	764,651
Domino’s Pizza, Inc.	127	63,104
Eaton Corp. PLC	1,328	415,239
eBay, Inc.	17,377	917,158
Electronic Arts, Inc.	12,031	1,596,153
Elevance Health, Inc.	1,170	606,692
Eli Lilly & Co.	4,822	3,751,323
EMCOR Group, Inc.	5,042	1,765,708
EOG Resources, Inc.	1,933	247,115
Equinix, Inc.	435	359,019
Exelixis, Inc. (b)	3,394	80,540
Expeditors International of Washington, Inc.	2,787	338,816
Experian PLC	23,636	1,029,890
Exxon Mobil Corp.	24,451	2,842,184
Ferrovial SE	1,602	63,426
Flex Ltd. (b)	3,943	112,809
Flowserve Corp.	1,312	59,932
Fluor Corp. (b)	4,229	178,802
Fortinet, Inc. (b)	1,792	122,412
Gartner, Inc. (b)	255	121,551
General Dynamics Corp.	760	214,692
General Motors Co.	6,909	313,323
Genpact Ltd.	2,035	67,053
Gilead Sciences, Inc.	5,494	402,436
GoDaddy, Inc., Class A (b)	14,806	1,757,176
Graco, Inc.	4,967	464,216
GSK PLC	15,060	323,344
Halliburton Co.	18,198	717,365
HCA Healthcare, Inc.	2,176	725,761
Holcim AG	32,955	2,985,615
Hologic, Inc. (b)	3,506	273,328
Home Depot, Inc.	2,483	952,479
Honeywell International, Inc.	14,949	3,068,282
Host Hotels & Resorts, Inc.	2,104	43,511
HP, Inc.	93,826	2,835,422
Illinois Tool Works, Inc.	748	200,711
Incyte Corp. (b)	4,092	233,121
Intel Corp.	1,373	60,645
Invesco Ltd.	11,528	191,250
Ionis Pharmaceuticals, Inc. (b)	3,827	165,900
James Hardie Industries PLC (b)	6,489	260,815
Johnson & Johnson	32,723	5,176,451
Jones Lang LaSalle, Inc. (b)	534	104,178
JPMorgan Chase & Co.	1,807	361,942
Keysight Technologies, Inc. (b)	1,352	211,426
Kimberly-Clark Corp.	13,006	1,682,326
KLA Corp.	380	265,457
Lam Research Corp.	1,397	1,357,283
Lennar Corp., Class A	4,263	733,151
Lennox International, Inc.	428	209,189
Lockheed Martin Corp.	7,820	3,557,083
Louisiana-Pacific Corp.	1,265	106,146
Lululemon Athletica, Inc. (b)	96	37,502
Manhattan Associates, Inc. (b)	7,203	1,802,407
Marathon Oil Corp.	8,827	250,157
Marathon Petroleum Corp.	20,927	4,216,790
Marsh & McLennan Cos., Inc.	9,969	2,053,415
Masco Corp.	3,650	287,912
Mastercard, Inc., Class A	12,941	6,231,997

Security	Shares	Value

United States (continued)
Medtronic PLC	27,536	$2,399,762
Merck & Co., Inc.	34,029	4,490,127
Meta Platforms, Inc., Class A	6,936	3,367,983
MetLife, Inc.	21,221	1,572,688
MGM Resorts International (b)	22,926	1,082,336
Micron Technology, Inc.	21,145	2,492,784
Microsoft Corp.	46,170	19,424,645
Molson Coors Beverage Co., Class B	1,535	103,229
Mondelez International, Inc., Class A	7,460	522,200
Moody’s Corp.	797	313,245
Motorola Solutions, Inc.	1,323	469,639
MSCI, Inc., Class A	673	377,183
Nestle SA, Class N, Registered Shares	45,959	4,883,142
NetApp, Inc.	1,354	142,129
Netflix, Inc. (b)	2,178	1,322,765
Neurocrine Biosciences, Inc. (b)	1,746	240,808
NIKE, Inc., Class B	7,144	671,393
Nucor Corp.	693	137,145
Nutanix, Inc., Class A (b)	7,601	469,134
NVIDIA Corp.	14,590	13,182,940
NVR, Inc. (b)	98	793,796
Old Dominion Freight Line, Inc.	92	20,177
O’Reilly Automotive, Inc. (b)	776	876,011
Oshkosh Corp.	6,076	757,738
Otis Worldwide Corp.	7,893	783,538
Owens Corning	1,481	247,031
Parade Technologies Ltd.	2,000	57,563
Parker-Hannifin Corp.	771	428,514
PotlatchDeltic Corp.	2	94
Procter & Gamble Co.	21,614	3,506,871
Progressive Corp.	4,120	852,098
Prologis, Inc.	2,002	260,700
PulteGroup, Inc.	9,996	1,205,718
Pure Storage, Inc., Class A (b)	11,930	620,241
QUALCOMM, Inc.	31,847	5,391,697
Quanta Services, Inc.	807	209,659
Regeneron Pharmaceuticals, Inc. (b)	367	353,234
Reinsurance Group of America, Inc.	3,093	596,578
Reliance, Inc.	3,116	1,041,305
Roche Holding AG	95	25,618
RPM International, Inc.	260	30,927
S&P Global, Inc.	2,706	1,151,268
Schlumberger NV	65,046	3,565,171
Schneider Electric SE	209	47,250
ServiceNow, Inc. (b)	2,940	2,241,456
Spotify Technology SA (b)	8,575	2,262,943
Stellantis NV	11,634	330,511
Stryker Corp.	125	44,734
Synchrony Financial	5,274	227,415
Synopsys, Inc. (b)	312	178,308
Taylor Morrison Home Corp., Class A (b)	4,983	309,793
TD SYNNEX Corp.	184	20,810
TE Connectivity Ltd.	12,017	1,745,349
Tenaris SA	16,047	317,269
Tenet Healthcare Corp. (b)	5,096	535,641
Teradata Corp. (b)	2,014	77,881
Teradyne, Inc.	1,270	143,294
TJX Cos., Inc.	43,170	4,378,301
Toll Brothers, Inc.	12,052	1,559,167
Trane Technologies PLC	1,135	340,727
Travelers Cos., Inc.	656	150,972
Trex Co., Inc. (b)	297	29,626
UGI Corp.	23,534	577,524

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
United Therapeutics Corp. (b)	607	$139,440
Unum Group	1,380	74,051
Valero Energy Corp.	19,322	3,298,072
VeriSign, Inc. (b)	8,764	1,660,866
Verisk Analytics, Inc.	786	185,284
Vertex Pharmaceuticals, Inc. (b)	1,756	734,026
Visa, Inc., Class A	16,316	4,553,469
Walmart, Inc.	4,587	276,000
Westinghouse Air Brake Technologies Corp.	711	103,578
Westlake Corp.	247	37,742
Workday, Inc., Class A (b)	1,191	324,845
WW Grainger, Inc.	666	677,522

		257,603,728

Total Common Stocks — 97.6% (Cost: $277,589,410)		372,992,950

Preferred Securities

Preferred Stocks — 0.5%

Brazil — 0.5%
Azul SA(b)	39,815	103,519
Braskem SA, Series A(b)	145,639	766,613
Companhia Paranaense de Energia	10,896	20,899
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	16,980	84,030
Gerdau SA	47,399	209,805
Marcopolo SA	146,776	220,659
Usinas Siderurgicas de Minas Gerais S/A Usiminas	177,671	354,605

		1,760,130

Total Preferred Securities — 0.5% (Cost: $1,490,534)		1,760,130

Total Long-Term Investments — 98.1% (Cost: $279,079,944)		374,753,080

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(f)(g)(h)	20	$20
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(f)(g)	6,943,625	6,943,625

Total Short-Term Securities — 1.8% (Cost: $6,943,645)		6,943,645

Total Investments — 99.9% (Cost: $286,023,589)		381,696,725

Other Assets Less Liabilities — 0.1%		418,182

Net Assets — 100.0%		$382,114,907

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $35,082, representing less than 0.05% of its net assets as of period end, and an original cost of $35,482.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$20	(a)	$—		$—	$—	$20	20	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,182,619	—		(238,994	)(a)	—	—	6,943,625	6,943,625	253,329		—
SL Liquidity Series, LLC, Money Market Series(b)	165,157	—		(165,162	)(a)	(27)	32	—	—	1,632	(c)	—

						$(27)	$32	$6,943,645		$254,961		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Global Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	15	06/21/24	$1,768	$11,630
MSCI Emerging Markets Index	16	06/21/24	839	(3,502)
S&P 500 E-Mini Index	18	06/21/24	4,778	67,570

				$75,698

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$1,831,700	$—	$1,831,700
Austria	—	259,748	—	259,748
Belgium	—	70,639	—	70,639
Brazil	3,145,178	—	—	3,145,178
Canada	4,032,842	—	—	4,032,842
China	1,081,252	9,942,102	—	11,023,354
Denmark	—	6,913,312	—	6,913,312
France	—	3,035,628	—	3,035,628
Germany	—	9,932,215	—	9,932,215
Greece	40,149	—	—	40,149
Hong Kong	—	1,310,190	—	1,310,190
Hungary	96,353	—	—	96,353
India	463,153	4,153,193	—	4,616,346
Ireland	—	145,722	—	145,722
Israel	1,256,787	—	—	1,256,787
Italy	—	3,963,462	—	3,963,462
Japan	2,117,034	24,854,595	—	26,971,629
Luxembourg	—	1,972,231	—	1,972,231
Malaysia	86,938	660,731	—	747,669

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Mexico	$416,280	$9,425	$—	$425,705
Netherlands	—	2,145,646	—	2,145,646
Norway	—	159,056	—	159,056
Poland	—	135,799	—	135,799
Russia	—	—	6	6
Saudi Arabia	133,613	550,204	—	683,817
Singapore	—	258,279	—	258,279
South Africa	112,319	427,567	—	539,886
South Korea	147,230	2,096,669	—	2,243,899
Spain	—	3,840,535	—	3,840,535
Sweden	—	465,655	—	465,655
Switzerland	—	5,724,414	—	5,724,414
Taiwan	6,725,641	2,696,714	—	9,422,355
Thailand	7,579	48,111	—	55,690
Turkey	966,137	58,415	—	1,024,552
United Kingdom	218,660	6,680,114	—	6,898,774
United States	246,866,150	10,737,578	—	257,603,728
Preferred Securities
Preferred Stocks	1,760,130	—	—	1,760,130
Short-Term Securities
Money Market Funds	6,943,645	—	—	6,943,645

	$276,617,070	$105,079,649	$6	$381,696,725

Derivative Financial Instruments(a)
Assets
Equity Contracts	$79,200	$—	$—	$79,200
Liabilities
Equity Contracts	(3,502)	—	—	(3,502)

	$75,698	$—	$—	$75,698

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

8